ACCOUNTING STANDARDS AND BASIS OF PREPARATION	12 Months Ended
Jun. 30, 2024
ACCOUNTING STANDARDS AND BASIS OF PREPARATION
ACCOUNTING STANDARDS AND BASIS OF PREPARATION

2.    ACCOUNTING STANDARDS AND BASIS OF PREPARATION

Statement of compliance with IFRS as issued by IASB

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by International Accounting Standard Board (“IASB”) following the accounting policies as set forth and summarized in Note 4. All IFRS issued by the IASB, effective at the time of preparing these consolidated financial statements have been applied.

Authorization for the issue of the consolidated financial statements

These consolidated financial statements of the Group as of June 30, 2024 and 2023 and for the years ended June 30, 2024, 2023 and 2022 have been authorized by the Board of Directors of Bioceres Crop Solutions on September 27, 2024.

Basis of measurement

The consolidated financial statements of the Group have been prepared using:

●	Going concern basis of accounting, considering the conclusion of the assessment made by the Group’s Management about the ability of the Group and its subsidiaries to continue as a going concern, in accordance with the requirements of paragraph 25 of IAS 1, “Presentation of Financial Statements”.
●	Accrual basis of accounting (except for cash flows information). Under this basis of accounting, the effects of transactions and other events are recognized as they occur, even when there are no cash flows.

Functional currency and presentation currency

a)	Functional currency

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic market in which the entity operates (i.e., “the functional currency”).

For the years ended June 30, 2022, our Argentine subsidiaries applied IAS 29 “Financial reporting in hyperinflationary economies,” which requires that the financial statements of an entity whose functional currency is the currency of a hyperinflationary economy be stated in terms of the measuring unit current at the closing date of the reporting period. For such purpose, the inflation produced since the acquisition date or the revaluation date, as applicable, must be computed for non-monetary items. The standard details a series of factors to be considered for concluding whether an economy is hyperinflationary, including, but not limited to, a cumulative inflation rate over a three-year period that approaches or exceeds 100%. As of June 30, 2018, the cumulative inflation in Argentina exceeded 100%. Therefore, as of July 1, 2018, the Argentine economy was considered hyperinflationary, in accordance with IAS 29.

During an inflationary period, any entity that maintains an excess of monetary assets over monetary liabilities will lose purchasing power, and any entity that maintains an excess of monetary liabilities over monetary assets will gain purchasing power, provided that such items are not subject to an adjustment mechanism.

In short, the restatement mechanism of IAS 29 establishes that monetary assets and liabilities will not be restated because they are already expressed in a current unit of measurement at the end of the reporting period. Assets and liabilities subject to adjustments based on specific agreements will be adjusted according to those agreements. Non-monetary items measured at their current values at the end of the reporting period, such as fair value or others, do not need to be restated. The remaining non-monetary assets and liabilities will be restated according to a general price index. The loss or gain for the net monetary position will be included in the net result of the reporting period, presented in a separate line item.

From July 1, 2022, our main Argentine subsidiaries changed their functional currency from the Argentine Peso to the U.S. dollar as a result of changes in events and conditions that are relevant to their business operations, which include a hyper inflationary macroeconomic context and the depreciation of the Argentine Peso, in addition to the effects on our business of certain business combination transactions, as discussed below.

Macroeconomic context – in recent years Argentina’s macroeconomic scenario has featured a misalignment between inflation rates and the devaluation of the Argentine peso, which became more pronounced during the first half of the year ended June 30, 2022. Notwithstanding such misalignment, our Argentine subsidiaries have been able to continue pricing their products in U.S. dollars as the costs of products and services are set in U.S. dollars. This has also been achievable as the demand for the type of products we commercialize is relatively inelastic when compared to non-essential goods and services. Further, Argentina’s significant economic volatility has caused materials, and other costs of providing goods that we acquire from the Argentine domestic market, to become increasingly indexed to the U.S. dollar (i.e., denominated in Argentine Pesos but indexed to the U.S. dollar exchange rate).

Business effects – following the merger with Pro Farm (see Note 6), which closed at the beginning of the fiscal year ended June 30, 2023, in addition to other business combination transactions, we established a global commercial strategy with a view to unifying pricing policies for the commercialization of our products.

In accordance with IAS 21, we have considered the following primary factors to determine the functional currency of our main Argentine subsidiaries: (i) the sales prices for goods and services, which are mainly influenced and determined by the U.S. dollar; and (ii) the increasing influence of transactions indexed to the U.S. dollar related to labor, materials, and other costs of providing goods.

Taking into account the analysis of the primary factors provided by IAS 21 in determining the functional currency of our main Argentine subsidiaries (in particular the increased influence of exchange rates on their costs of operations, which are indexed to the U.S. dollar), we identified that there is strong evidence that their functional currency had changed to the U.S. dollar.

As discussed above, we assessed primary indicators and determined that they were conclusive for the analyzed period; however, consideration was also given to secondary indicators. The result of such analysis also leads to the conclusion that the U.S. dollar is the relevant currency for cash generation from operating and financing activities of our main Argentine subsidiaries.

In accordance with IAS 21, the effects of the change in functional currency were recorded prospectively. Accordingly, from July 1, 2022, there are no longer significant effects of inflation adjustments in our financial statements.

b)	Presentation currency

The consolidated financial statements of the Group are presented in US dollars.

c)	Foreign currency

Transactions entered into by Group entities in a currency other than their functional currency are recorded at the relevant exchange rates as of the date upon which such transactions occur. Foreign currency monetary assets and liabilities are translated at the prevailing exchanges rates as of the final day of each reporting period. Exchange differences arising from the retranslation of unsettled monetary assets and liabilities are recognized immediately in profit or loss, except for foreign currency borrowings qualifying as a hedge of a net investment in a foreign operation for which exchange differences are recognized in other comprehensive income and accumulated in the foreign exchange reserve along with the exchange differences arising from the retranslation of the foreign operation. Upon the disposal of a foreign operation, the cumulative exchange differences recognized in the foreign exchange reserve relating to such operation up to the date of disposal are transferred to the consolidated statement of profit or loss and other comprehensive income as part of the gain or loss recognized upon such disposal.

Subsidiaries

Where the Group holds a controlling interest in an entity, such entity is classified as a subsidiary. The Group exercises control over such an entity if all three of the following elements are present: (i) the Group has the power to direct or cause the direction of the management and policies of the entity; (ii) the Group is exposed to the variable returns of such entity; and (iii) the Group has power to affect the variability of such returns. Control is reassessed whenever facts and circumstances indicate that there may be a change in any of these elements of control.

De-facto control exists in situations where the Group has the practical ability to direct the relevant activities of an entity without holding the majority of the voting rights. In determining whether de facto control exists, the Group considers all relevant facts and circumstances, including:

-	The relative share of the Group’s voting rights with respect both the size and dispersion of other parties who hold voting rights;
-	Substantive potential voting rights held by the Group and by other parties;
-	Other contractual arrangements; and
-	Historic patterns in voting attendance.

The subsidiaries of the Group, all of which have been included in the consolidated financial statements of the Group, are as follows:

The Group holds a majority share of the voting rights in all of its subsidiaries.

		Country of
		incorporation
		and principal
		place of		% Equity interest
Name	Principal activities	business	Ref	06/30/2024	06/30/2023
RASA Holding, LLC	Holding company	USA		100%	100%
Rizobacter Argentina S.A.	Microbiology Business	Argentina		80%	80%
Rizobacter do Brasil Ltda.	Microbiology Business	Brazil	a	80%	80%
Rizobacter del Paraguay S.A.	Microbiology Business	Paraguay	a	80%	80%
Rizobacter Uruguay	Microbiology Business	Uruguay	a	80%	80%
Rizobacter South Africa	Microbiology Business	South Africa	a	76%	76%
Comer. Agrop. Rizobacter de Bolivia S.A.	Microbiology Business	Bolivia	a	80%	80%
Rizobacter USA, LLC	Microbiology Business	USA	a	80%	80%
Rizobacter Colombia SAS	Microbiology Business	Colombia	a	80%	80%
Rizobacter France SAS	Microbiology Business	France	a	80%	80%
Bioceres Crops S.A.	Microbiology Business	Argentina		90%	90%
BCS Holding Inc	Holding Company	USA		100%	100%
Bioceres Semillas S.A.U.	Production and commercialization of seeds	Argentina		100%	100%
Verdeca LLC	Research and development	USA		100%	100%
Insumos Agroquímicos S.A.	Selling of agricultural inputs	Argentina		61.32%	61.32%
Bioceres Crops Do Brasil Ltda.	Production and commercialization of seeds	Brazil		100%	100%
Pro Farm Group Inc.	Development and sale of biological products	USA	b	100%	100%
Pro Farm International, OÜ	Development and sale of biological products	Finland	b	100%	100%
Pro Farm Michigan Manufacturing LLC	Development and sale of biological products	USA	b	100%	100%
Pro Farm Russia, LLC	Development and sale of biological products	Russia	b	100%	100%
Pro Farm Technologies Comércio de Insumo Agrícolas do Brasil Ltda	Development and sale of biological products	Brazil	b	99%	99%
Pro Farm Technologies, OÜ	Development and sale of biological products	Finland	b	100%	100%
Glinatur S.A.	Development and sale of biological products	Uruguay	b	100%	100%
Pro Farm, Inc.	Holding Company	USA	b	100%	100%
Natal Agro S.R.L.	Development and breeding of corn varieties	Argentina	c	51%	—
a)	Indirect interests held through Rizobacter. The indirect equity interest participation included in this table was the 80% of the direct equity interest participation that Rizobacter owns in each entity.
b)	On July 12, 2022 we acquired a controlling interest in Pro Farm Group Inc. (“Pro Farm”) and its subsidiaries. See Note 6.
c)	On June 10, 2024 we acquired a controlling interest in Natal Agro S.R.L (“Natal”). See Note 6

Special purpose and structured entities (“SPE”)

A structured entity is an entity that has been designed so that voting or similar rights are not the dominant factor in deciding who controls the entity and the relevant activities are directed by means of contractual arrangements. In these cases, we consider the purpose and design of the SPE, including a consideration of the risks the SPE was expected to be exposed to, the risks it was designed to pass on to the parties involved with the SPE and whether we are exposed to some or all of those risks or potential returns. One then considers which activities have a significant impact on the SPE’s returns and determines which parties have an ability to direct each of those activities.

The Group controls an SPE when is exposed, or has rights, to variable returns from its involvement with the SPE and has the ability to affect those returns through its power over the SPE.